Condensed Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Common Shares Class A	Common Shares	Additional paid in Capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Stockholders’ equity	Non- controlling Interest	Commitment to issue shares	Currency translation adjustment	Total
Balance at Dec. 31, 2021	$ 28,247	$ 110,226,715	$ 10,661,294		$ (101,017,387)	$ 22,602,195	$ (8,632,539)	$ 2,703,326		$ 13,969,656
Balance (in Shares) at Dec. 31, 2021	21	64,810
(in Shares)
Shares issued in public offering		$ 12,132,360				12,132,360				$ 12,132,360
Shares issued in public offering (in Shares)		169,206
Shares issued in connection with private placement		$ 1,119,373				1,119,373				1,119,373
Shares issued in connection with private placement (in Shares)		25,768
Shares issued in connection with acquisition		$ 425,445	2,277,881					(2,703,326)
Shares issued in connection with acquisition (in Shares)		262
Holdco shares exchanged for common shares		$ 186,294			(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)		715
Share issuance costs		$ (1,736,662)				(1,736,662)				(1,736,662)
Stock-based compensation			1,567,583			1,567,583				1,567,583
Stock-based compensation (in Shares)
Cumulative translation adjustment						154,970			154,970	154,970
Net loss					(20,327,007)	(20,327,007)	(2,146,185)			(22,473,192)
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525	14,506,758	$ 154,970	(125,907,025)	11,136,475	(6,402,387)		154,970	4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
		$ 4,446,200				4,446,200				4,446,200
(in Shares)		252,625
Shares issued in public offering		$ 2,250,000				2,250,000				2,250,000
Shares issued in public offering (in Shares)		156,250
Share issuance costs		$ (226,544)				(226,544)				(226,544)
Stock-based compensation			(1,247,113)			(1,247,113)				(1,247,113)
Cumulative translation adjustment				9,348		9,348				9,348
Net loss					(1,194,195)	(1,194,195)	(132,694)			(1,326,889)
Balance at Mar. 31, 2023	$ 28,247	$ 128,823,181	13,259,645	164,318	(127,101,220)	15,174,171	(6,535,081)			8,639,090
Balance (in Shares) at Mar. 31, 2023	21	669,636
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525	14,506,758	154,970	(125,907,025)	11,136,475	(6,402,387)		154,970	4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
Class A shares converted	$ (28,247)	$ 28,247
Class A shares converted (in Shares)	(21)	21
		$ 4,561,200				4,561,200				$ 4,561,200
(in Shares)		283,875
Shares issued in public offering		$ 5,250,003				5,250,003				$ 5,250,003
Shares issued in public offering (in Shares)		971,455
Shares issued in connection with private placement		$ 2,562,660				2,562,660				2,562,660
Shares issued in connection with private placement (in Shares)		989,903
Share issuance costs		$ (679,890)				(679,890)				(679,890)
Stock-based compensation			(1,452,380)			(1,452,380)				(1,452,380)
Cumulative translation adjustment						93,317			93,317	93,317
Net loss					(9,526,997)	(9,526,997)	(985,160)			(10,512,157)
Balance at Dec. 31, 2023		$ 134,075,745	13,054,378	248,287	(135,434,022)	11,944,388	(7,387,547)		248,287	4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015
Balance at Mar. 31, 2023	$ 28,247	$ 128,823,181	13,259,645	164,318	(127,101,220)	15,174,171	(6,535,081)			8,639,090
Balance (in Shares) at Mar. 31, 2023	21	669,636
Stock-based compensation			90,893			90,896				90,896
Cumulative translation adjustment				18,849		18,849				18,849
Net loss					(2,041,761)	(2,041,761)	(268,894)			(2,310,655)
Balance at Jun. 30, 2023	$ 28,247	$ 128,823,181	13,350,541	183,167	(129,142,981)	13,242,155	(6,803,975)			6,438,180
Balance (in Shares) at Jun. 30, 2023	21	669,636
Stock-based compensation			1,909			1,909				1,909
Cumulative translation adjustment				(4,814)		(4,814)				(4,814)
Net loss					(1,179,840)	(1,179,840)	(201,683)			(1,381,523)
Balance at Sep. 30, 2023	$ 28,247	$ 128,823,181	13,352,450	178,353	(130,322,821)	12,059,410	(7,005,658)			5,053,752
Balance (in Shares) at Sep. 30, 2023	21	669,636
Balance at Dec. 31, 2023		$ 134,075,745	13,054,378	248,287	(135,434,022)	11,944,388	(7,387,547)		248,287	4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015
Stock-based compensation			160,865			160,865				160,865
Cumulative translation adjustment				(39,691)		(39,691)				(39,691)
Net loss					(1,328,391)	(1,328,391)	(173,292)			(1,501,683)
Balance at Mar. 31, 2024		$ 134,075,745	13,215,243	208,596	(136,762,413)	10,737,171	(7,560,839)			3,176,332
Balance (in Shares) at Mar. 31, 2024		2,506,015
Balance at Dec. 31, 2023		$ 134,075,745	13,054,378	248,287	(135,434,022)	11,944,388	(7,387,547)		$ 248,287	$ 4,556,841
Balance (in Shares) at Dec. 31, 2023		2,506,015
Class A shares converted (in Shares)										2,155,172
Balance at Sep. 30, 2024		$ 134,075,745	13,215,243	276,947	(138,666,829)	8,901,106	(7,685,116)			$ 1,215,990
Balance (in Shares) at Sep. 30, 2024		2,506,015
Balance at Mar. 31, 2024		$ 134,075,745	13,215,243	208,596	(136,762,413)	10,737,171	(7,560,839)			3,176,332
Balance (in Shares) at Mar. 31, 2024		2,506,015
Cumulative translation adjustment				121,174		121,174				121,174
Net loss					(1,343,545)	(1,343,545)	(156,197)			(1,499,742)
Balance at Jun. 30, 2024		$ 134,075,745	13,215,243	329,770	(138,105,958)	9,514,800	(7,717,036)			1,797,764
Balance (in Shares) at Jun. 30, 2024		2,506,015
Cumulative translation adjustment				(52,823)		(52,823)				(52,823)
Net loss					(560,871)	(560,871)	31,920			(528,951)
Balance at Sep. 30, 2024		$ 134,075,745	$ 13,215,243	$ 276,947	$ (138,666,829)	$ 8,901,106	$ (7,685,116)			$ 1,215,990
Balance (in Shares) at Sep. 30, 2024		2,506,015